Note 10 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	[1]	€ 39,908	€ 30,933	€ 40,183
Equity instruments held	[2]	4,404	15,963	11,458
Debt instruments held for trading		24,367	25,790	23,970
Loans and advances held for trading		41,993	50,807	30,268
Current financial assets at fair value through profit or loss, classified as held for trading		110,671	123,493	105,878
Disclosure of financial liabilities held for trading [Line Items]
Derivative financial liabilities held for trading	[1]	37,909	31,705	41,680
Short Positions Financial Liabilities Held For Trading		13,487	15,135	12,312
Deposits financial liabilities held for trading		44,215	44,294	30,117
Current financial liabilities at fair value through profit or loss, classified as held for trading		95,611	91,135	84,109
credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Equity instruments held	[2]	317	816	633
Other sectors [Member]
Disclosure of financial assets held for trading [Line Items]
Equity instruments held	[2]	4,086	15,147	10,824
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		821	936	1,011
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		20,703	21,946	19,942
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,365	1,130	1,479
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,477	1,778	1,538
Loans and advances to central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		1,632	3,467	53
Loans and advances to central banks [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		1,632	3,467	53
Loans and advances to credit institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		25,231	31,916	18,317
Loans and advances to credit institutions [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading	[3]	25,201	31,901	18,310
Loans and advances to customers [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		15,130	15,424	11,898
Loans and advances to customers [Member] | Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances held for trading		14,832	14,916	11,295
Deposits from central banks [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		3,950	11,248	6,277
Deposits from central banks [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		3,950	11,248	6,277
Deposits from credit institutions [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		28,924	16,176	14,377
Deposits from credit institutions [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		28,573	15,632	14,035
Customer deposits [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		11,341	16,870	9,463
Customer deposits [Member] | Repurchase agreement [Member]
Disclosure of financial liabilities held for trading [Line Items]
Deposits financial liabilities held for trading		€ 11,302	€ 16,824	€ 9,418

[1]	1) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
[2]	(2) The variation is mainly due to sales at BBVA, S.A.
[3]	(3) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA, S.A.